Note 17 - Trade and Other Receivables (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Current royalty receivable		$ 181
Impairment loss recognised in profit or loss, trade receivables	$ 181	$ 0	$ 0